Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
PGIM JENNISON SMALL COMPANY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		(2.21%)	10.57%		9.52%
PGIM Jennison Small Company Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		1.61%	10.92%		9.32%
PGIM Jennison Small Company Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		3.30%	11.61%		9.93%
PGIM Jennison Small Company Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		3.76%	12.19%		10.48%
PGIM Jennison Small Company Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		3.41%	11.78%	8.70%
PGIM Jennison Small Company Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		3.71%	12.06%	8.99%
PGIM Jennison Small Company Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.92%	12.33%		10.64%
Without Sales Load [Member] | PGIM JENNISON SMALL COMPANY FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		3.48%	11.83%		10.14%
Without Sales Load [Member] | PGIM Jennison Small Company Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		2.61%	10.92%		9.32%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	17.60%	16.47%	14.44%	15.30%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		10.16%	12.09%	8.71%	10.52%
S&P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Average Annual Return, Percent		3.64%	12.94%	7.33%	10.03%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.